Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	$ 116,899	¥ 803,746	¥ 761,862	¥ 597,891
Other comprehensive income, net of tax
Change in foreign currency translation adjustment	11,018	75,752	(33,876)	19,242
Fair value fluctuation of available-for-sale investment, net of tax of nil (Note 5)	(51)	(349)	250,425	(4,710)
Fair value fluctuation of available-for-sale investment held by affiliates, net of tax of nil	(157)	(1,080)	2,281	1,709
Other comprehensive income	10,810	74,323	218,830	16,241
Comprehensive income	127,709	878,069	980,692	614,132
Less: comprehensive loss attributable to non-controlling interest	(1,111)	(7,638)	(13,776)	(40,684)
Less: (Loss) income attributable to redeemable non-controlling interest of a subsidiary			6,483	(5,336)
Less: effect on retained earnings caused by termination of redeemable non-controlling interest of a subsidiary			6,201
Comprehensive income attributable to Noah Holdings Limited shareholders	$ 128,820	¥ 885,707	¥ 981,784	¥ 660,152